Restricted Net Assets or Parent Company’s Condensed Financial Statements - Schedule of Condensed Statements Of Cash Flows (Unaudited) (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net (loss) income	$ (1,881,635)	$ 864,722
Non cash adjustment	(86,387)	(864,733)
Share based compensation	1,968,000
Increase in accrued liabilities		1
Net Cash Used in Operating Activities	(22)	(10)
Cash Flows from Investing Activities:
Advance to subsidiary		(8,368,965)
Net Cash Used in Investing Activities		(8,368,965)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs		7,228,964
Proceeds from exercise of option, net of costs		1,144,687
Net Cash Provided by Financing Activities		8,373,651
Net (decrease) increase in cash and cash equivalents	(22)	4,676
Cash and cash equivalents - beginning of the year	4,676
Cash and cash equivalents - end of the year	4,654	4,676
Non-cash investing and financing activities:
Offering costs paid by subsidiary		946,352
Proceeds of private placement deposited into WOFE account	$ 33,000,000